Average Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio
Apr. 29, 2024
Select Wireless Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	25.93%
Past 5 years	13.71%
Past 10 years	9.37%
Select Wireless Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.23%
Past 5 years	12.06%
Past 10 years	7.30%
Select Wireless Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.85%
Past 5 years	10.77%
Past 10 years	7.00%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
SP033
Average Annual Return:
Past 1 year	16.99%
Past 5 years	10.39%
Past 10 years	6.83%